Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 9, 2021Important Notice Regarding Changes in Fund Name, Corresponding Investment Policy and Benchmark for InvescoEuropean Growth FundThe purpose of this supplement is to provide you notice of changes to the current Prospectuses and Statement of Additional Information (“SAI”) of Invesco European Growth Fund.You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.At a board meeting held on November 29 - December 1, 2021, the Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) approved a change to the name and corresponding investment policy of the Invesco European Growth Fund (the "Fund").Effective on or about February 28, 2022, the Fund’s Summary and Statutory Prospectuses and SAI will be revised to reflect the following:1. The Fund will be renamed “Invesco EQV European Equity Fund.”2. The following information will replace in its entirety the first sentence of the first paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” and the first sentence of the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectuses:The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.3. The following paragraph will be added to the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies”sections of the Summary and Statutory Prospectuses:The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Value, demonstrated by attractive prices.4. The MSCI Europe Growth Index (Net) will be removed as the Fund’s style-specific benchmark and the Lipper European Funds Index will be removed as the Fund’s peer group benchmark.5. Paragraph (8)(a) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions” in the SAI will be replaced in its entirety with the following information:Invesco EQV European Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of European issuers.
European Growth
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 9, 2021Important Notice Regarding Changes in Fund Name, Corresponding Investment Policy and Benchmark for InvescoEuropean Growth FundThe purpose of this supplement is to provide you notice of changes to the current Prospectuses and Statement of Additional Information (“SAI”) of Invesco European Growth Fund.You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.At a board meeting held on November 29 - December 1, 2021, the Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) approved a change to the name and corresponding investment policy of the Invesco European Growth Fund (the "Fund").Effective on or about February 28, 2022, the Fund’s Summary and Statutory Prospectuses and SAI will be revised to reflect the following:1. The Fund will be renamed “Invesco EQV European Equity Fund.”2. The following information will replace in its entirety the first sentence of the first paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” and the first sentence of the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectuses:The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.3. The following paragraph will be added to the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies”sections of the Summary and Statutory Prospectuses:The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Value, demonstrated by attractive prices.4. The MSCI Europe Growth Index (Net) will be removed as the Fund’s style-specific benchmark and the Lipper European Funds Index will be removed as the Fund’s peer group benchmark.5. Paragraph (8)(a) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions” in the SAI will be replaced in its entirety with the following information:Invesco EQV European Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of European issuers.